Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Beginning balance	$ (1,926)	$ (159)	$ 111
Net current period other comprehensive income (loss)	(506)	(1,840)	(410)
reclassification adjustments for losses included in net income	0	73	140
Total accumulated other comprehensive loss	$ (1,420)	$ (1,926)	$ (159)